Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,984,551.6
Previously Paid Amount	0
Total Fee Amount	3,588.47
Total Offset Amount	0
Net Fee	$ 3,588.47
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A